LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024
LEASES
Weighted average remaining lease term (in years)	2 years 11 months 12 days	1 year 11 months 26 days
Weighted average discount rate	4.65%	4.65%